Securities, 424I - Securities, 424I: 1	Mar. 31, 2026 USD ($)
Securities, 424I Table
Security Class Title	ProSharesVIXMid-TermFuturesETF ProSharesUltraBloombergNaturalGas ProSharesUltraShortBloombergNaturalGas ProSharesUltraShortSilver ProSharesUltraShortGold ProSharesUltraEuro ProSharesUltraShortEuro ProSharesUltraYen ProSharesUltraShortYen
Aggregate Sales Price	$ 6,255,018,902.00
Aggregate Redeemed or Repurchased, FY	5,929,844,408.00
Aggregate Redeemed or Repurchased, Prior FY	0.00
Redemption Credits	0.00
Net Sales	$ 325,174,494.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,906.60
Fee Note	(1) Pursuant to Rule 457(p) under the Securities Act, when registration fees become due under Rule 456(d), the registration fee for the Common Units of Beneficial Interest will be partially offset by the registration fee associated with unsold securities registered pursuant to that certain registration statement on Form S-3 (File No. 333-259576) initially filed by ProShares Trust II, on behalf of ProShares VIX Short-Term Futures ETF (VIXY), ProShares Ultra VIX Short-Term Futures ETF (UVXY) and ProShares Short VIX Short-Term Futures ETF (SVXY), on September 15, 2021 (the "Prior S-3 Registration Statement"). As a result, the following amount is available to partially offset filing fees due under Rule 456(d) with regard to any of the Trust's series as they become due: $588,009. $44,906.60, representing the fee due with regard to the Trust's series covered by this 424I filing, is offset against such amount. The remaining amount of $543,102 is available and will be applied to partially offset filing fees due under Rule 456(d) with regard to any of the Trust's series as they become due. (2) In addition to the amount reported above, ProShares Trust II has a general credit of $273,490, which will be used by the Trust in the future to partially offset filing fees due under Rule 456(d) with regard to any of the Trust's series as they become due.